COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 12.  COMMITMENTS AND CONTINGENCIES

Alfredo

During fiscal year 2011, the Company acquired an option to acquire a mine in Chile (“Alfredo Mine”) from a third party (“Alfredo Sellers”) which further required the Company to make periodic option payments to maintain the Company’s option rights to acquire the Alfredo Mine.  This option terminated during fiscal year 2011 as a result of the Company not making the required option payments.  Subsequent to the termination of the Company’s option rights, the Company entered into an additional agreement with the Alfredo Sellers (“SPA Amendment”).

Pursuant to the SPA Amendment, if and when the following milestones (“Milestones”) are achieved with respect to the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property, the Company will make the following additional payments (“Contingent Payments”) to the Alfredo Sellers:

a)	$1,000,000 upon the Board of Directors’ resolution to commence final engineering and design of the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property;
b)	A further $2,000,000 upon the Board of Directors’ resolution to commence construction of the Alfredo Mine or any other Li3 Energy Chilean iodine nitrate property;
c)
A further $2,500,000 upon commencement of commercial production from the Alfredo Mine (meaning production at a rate of 75% of design capacity for 3 months) or any other Li3 Energy Chilean iodine nitrate property;

In the event a Contingent Payment for any milestone is paid for any iodine nitrate property (including the Alfredo Mine), no Contingent Payment for the same milestone will be payable for any other Chilean iodine nitrate property. The Alfredo Sellers have the right to take any or all of the above milestone payments in shares of the Company’s common stock instead of cash, valued at the greater of (i) $0.25 per share or (ii) the average of the closing price of the common stock on the 30 trading days immediately preceding the relevant payment date. The Company is under no obligation to achieve or pursue any of the milestones and the Company currently does not own, or have any rights, to the Alfredo Mine or any other Chilean iodine nitrate properties.

We have not undertaken any exploration and development activities on the Alfredo Mine. As of the date of this filing, we are not in discussions with the owners of Alfredo to reacquire the option to purchase the Alfredo Mine, and there can be no assurance that a new option will be successfully negotiated or executed. We are actively exploring opportunities to acquire other iodine/sodium nitrate prospects in addition to or in lieu of the Alfredo Mine; however, there can be no assurance that suitable prospects will be available on terms acceptable to us or that any such acquisition will be successfully completed.

Nevada

Under the CSV, LM and MW Option Agreement, as amended, the Company is obligated to pay amounts totaling $75,000 contingent upon future events which had not occurred as of September 30, 2011.

Under the BSV Option Agreement, as amended, the Company was required to pay to GeoXplor $100,000 on June 30, 2010, which the Company has not paid. The $100,000 owed to GeoXplor is recorded in accrued expenses as of September 30, 2011 and June 30, 2011. During the year ended June 30, 2011, the Company became obligated to pay approximately $57,000 of claim maintenance fees on the Nevada Claims and approximately $32,600 of Nevada state taxes, which is recorded in accrued expenses as of September 30, 2011 and June 30, 2011. At September 30, 2011 and June 30, 2011, the Company has recorded $189,600 in accrued liabilities for these obligations.

NOTE 13.  COMMITMENTS AND CONTINGENCIES

Nevada

Under the CSV, LM and MW Option Agreement, as amended, the Company is obligated to pay amounts totaling $75,000 contingent upon future events which had not occurred as of June 30, 2011.

Under the BSV Option Agreement, as amended, the Company was required to pay to GeoXplor $100,000 on June 30, 2010, which the Company has not paid.  The $100,000 owed to GeoXplor is recorded in accrued expenses as of June 30, 2011.  During the year ended June 30, 2011, the Company became obligated to pay approximately $57,000 of claim maintenance fees on the Nevada Claims and approximately $32,600 of Nevada state taxes, which is recorded in accrued expenses as of June 30, 2011.  At June 30, 2011 and 2010, the Company has recorded $189,600 and $100,000 in accrued liabilities, respectively.

Operating leases
Rental expense for facilities operating leases was $43,662 and $15,708, in fiscal years 2011, and 2010, respectively. Future minimum rental commitments under long-term noncancellable facilities operating leases in place as of June 30, 2011 are as follows (in thousands):

Year Ending June 30,

2012	$43
2013	43
2014	43

Total	$129